Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Period End [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate for translation	0.61383	0.588725	0.563165
Average Rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate for translation	0.5994491		0.5709491